Financial risk management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management
Schedule of group’s current credit risk grading framework

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL - not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL - credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of financial assets, minimum exposure to credit risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Note	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$	US$	US$
June 30, 2025
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,580,313	(781,133)	1,799,180
Deposits	12	I	12-month ECL	5,362,632	-	5,362,632
					(781,133)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

23.	Financial risk management (Continued)

a)	Credit risk (Continued)

	Note	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$	S$	S$
June 30, 2025
Trade receivables	12	Note 1	Lifetime ECL (simplified)	3,281,902	(993,524)	2,288,378
Deposits	12	I	12-month ECL	6,820,731	-	6,820,731
					(993,524)

June 30, 2024
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,133,573	(460,413)	1,673,160
Deposits	12	I	12-month ECL	90,252	-	90,252
Amount due from related parties	14	I	12-month ECL	10,557,240	-	10,557,240
					(460,413)

Schedule of credit risk

	Trade receivables
	Days past due
	Not past due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	US$	US$	US$	US$	US$	US$

June 30, 2025
ECL rate	19%	12%	26%	41%	100%
Estimated total gross carrying amount at	703,914	843,949	133,126	644,290	255,034	2,580,315
ECL	(130,816)	(97,778)	(34,150)	(263,355)	(255,034)	(781,133)
						1,799,182

	Trade receivables
	Days past due
	Not past due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	S$	S$	S$	S$	S$	S$

June 30, 2025
ECL rate	19%	12%	26%	41%	100%
Estimated total gross carrying amount at	895,308	1,073,420	169,323	819,473	324,378	3,281,902
ECL	(166,385)	(124,365)	(43,436)	(334,960)	(324,378)	(993,524)
						2,288,378

June 30, 2024
ECL rate	1.95%	2.02%	2.61%	10.54%	89.08%
Estimated total gross carrying amount at	814,544	321,783	227,123	323,323	446,800	2,133,573
ECL	(15,880)	(6,494)	(5,939)	(34,093)	(398,007)	(460,413)
						1,673,160

Schedule of remaining contractual undiscounted repayment obligations

The table below summarises the maturity profile of the Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations.

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
June 30, 2025
Financial assets
Trade and other receivables	7,323,882	7,323,882	7,323,882	-
Cash and cash equivalents	2,342,230	2,342,230	2,342,230	-
Total undiscounted financial assets	9,666,112	9,666,112	9,666,112	-

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

23.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
June 30, 2025 (Continued)
Financial liabilities
Trade and other payables	5,215,322	5,215,322	5,215,322	-
Borrowings	2,688,478	2,688,478	1,667,677	1,020,802
Total undiscounted financial liabilities	7,903,800	7,903,800	6,882,999	1,020,802

Total net undiscounted financial assets	1,762,312	1,762,312	2,783,113	(1,020,802)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2025
Financial assets
Trade and other receivables	9,315,500	9,315,500	9,315,500	-
Cash and cash equivalents	2,979,083	2,979,083	2,979,083	-
Total undiscounted financial assets	12,294,583	12,294,583	12,294,583	-

Financial liabilities
Trade and other payables	6,633,368	6,633,368	6,633,368	-
Borrowings	3,419,476	3,419,476	2,121,119	1,298,358
Total undiscounted financial liabilities	10,052,844	10,052,844	8,754,487	1,298,358

Total net undiscounted financial assets	2,241,739	2,241,739	3,540,096	(1,298,358)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

23.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2024
Financial assets
Trade and other receivables	1,763,412	1,763,412	1,763,412	-
Cash and cash equivalents	1,951,053	1,951,053	1,951,053	-
Amount due from related parties	10,557,240	10,557,240	10,557,240	-
Total undiscounted financial assets	14,271,705	14,271,705	14,271,705	-

Financial liabilities
Trade and other payables	2,184,619	2,184,619	2,184,619	-
Amount due to related parties	1,311,390	1,311,390	1,311,390	-
Amount due to a former director	111,459	111,459	111,459	-
Borrowings	4,289,790	4,289,790	2,706,356	1,583,434
Total undiscounted financial liabilities	7,897,258	7,897,258	6,313,824	1,583,434

Total net undiscounted financial assets/(liabilities)	6,374,447	6,374,447	7,957,881	(1,583,434)